Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Appen Ltd.	10,050	$39,034
AUB Group Ltd.	9,400	115,203
Bapcor Ltd.	46,814	196,750
Brickworks Ltd.	10,490	134,504
carsales.com Ltd.	26,462	336,329
carsales.com Ltd., NVS	6,361	80,745
Cleanaway Waste Management Ltd.	130,650	227,420
Codan Ltd./Australia	20,100	96,786
Collins Foods Ltd.	11,256	77,140
Computershare Ltd.	40,391	688,794
CSL Ltd.	18,763	3,483,818
Domino’s Pizza Enterprises Ltd.	6,164	289,744
Newcrest Mining Ltd.	86,079	1,226,301
Northern Star Resources Ltd.	89,685	420,686
Pro Medicus Ltd.	1,218	35,594
PSC Insurance Group Ltd.	17,868	51,060
Sonic Healthcare Ltd.	45,965	1,047,693
Technology One Ltd.	14,514	107,627
Washington H Soul Pattinson & Co. Ltd.	22,780	370,990
		9,026,218
Belgium — 0.3%
Elia Group SA/NV	1,862	264,442
Etablissements Franz Colruyt NV	11,926	324,319
UCB SA	6,968	590,463
		1,179,224
Brazil — 0.1%
Cia. de Locacao das Americas	23,634	107,073
Localiza Rent a Car SA	28,274	283,148
		390,221
Canada — 19.0%
Agnico Eagle Mines Ltd.	41,138	1,883,042
Alimentation Couche-Tard Inc.	18,358	716,093
Atco Ltd., Class I, NVS	10,863	372,171
Badger Infrastructure Solutions Ltd.	2,468	54,146
Barrick Gold Corp.	103,448	1,829,146
Brookfield Asset Management Inc., Class A	49,053	2,182,081
Canadian Imperial Bank of Commerce	123,456	5,995,366
Canadian National Railway Co.	34,179	3,844,606
Canadian Natural Resources Ltd.	98,088	5,270,935
Canadian Pacific Railway Ltd.	23,855	1,666,255
Canadian Tire Corp. Ltd., Class A, NVS	5,226	659,340
Canadian Western Bank	13,534	273,687
Cargojet Inc.	536	59,342
Cogeco Communications Inc.	2,144	145,027
Cogeco Inc.	1,222	64,793
Dollarama Inc.	3,350	192,901
Empire Co. Ltd., Class A, NVS	8,442	260,041
Enghouse Systems Ltd.	4,824	106,546
EQB Inc.	1,742	71,929
Finning International Inc.	13,266	279,192
First National Financial Corp.	3,946	101,501
FirstService Corp.	938	113,781
Fortis Inc.	52,260	2,470,495
Franco-Nevada Corp.	5,360	705,062
George Weston Ltd.	3,353	391,696
goeasy Ltd.	1,340	102,124
Great-West Lifeco Inc.	46,641	1,138,849
Hydro One Ltd.(a)	32,562	875,521
Security	Shares	Value

Canada (continued)
iA Financial Corp. Inc.	11,259	$559,976
Imperial Oil Ltd.	10,720	505,352
Intact Financial Corp.	10,586	1,493,159
Loblaw Companies Ltd.	6,566	592,174
Magna International Inc.	22,914	1,258,205
Manulife Financial Corp.	325,022	5,635,869
Maple Leaf Foods Inc.	6,700	131,741
Metro Inc.	11,658	625,739
North West Co. Inc. (The)	6,834	176,743
Open Text Corp.	18,090	684,278
Pan American Silver Corp.	12,328	242,212
Parkland Corp.	14,758	400,823
Power Corp. of Canada	89,974	2,315,055
Premium Brands Holdings Corp.	3,350	242,792
Quebecor Inc., Class B	21,062	450,136
Ritchie Bros Auctioneers Inc.	6,040	392,985
Royal Bank of Canada	97,305	9,422,075
Saputo Inc.	20,502	447,088
Stantec Inc.	4,422	193,720
Stella-Jones Inc.	4,422	111,649
Sun Life Financial Inc.	74,403	3,409,174
TFI International Inc.	3,216	258,164
TMX Group Ltd.	4,154	422,758
Toromont Industries Ltd.	4,020	325,048
Toronto-Dominion Bank (The)	134,828	8,841,541
Transcontinental Inc., Class A	12,080	143,680
Waste Connections Inc.	5,634	698,560
Wheaton Precious Metals Corp.	21,574	777,348
		72,583,712
China — 7.8%
Anhui Conch Cement Co. Ltd., Class A	67,300	355,428
AVIC Electromechanical Systems Co. Ltd., Class A	12,000	22,182
Canvest Environmental Protection Group Co. Ltd.	134,000	69,670
China Communications Services Corp. Ltd., Class H	274,000	120,530
China Construction Bank Corp., Class A	147,400	133,597
China Gas Holdings Ltd.	402,000	622,344
China Lesso Group Holdings Ltd.	136,000	205,862
China Medical System Holdings Ltd.	272,000	424,051
China Merchants Bank Co. Ltd., Class A	187,600	1,186,700
China Merchants Bank Co. Ltd., Class H	407,000	2,749,049
China National Nuclear Power Co. Ltd., Class A	94,100	96,638
China Railway Group Ltd., Class A	161,700	148,519
China Resources Gas Group Ltd.	114,400	533,266
China Suntien Green Energy Corp. Ltd., Class H	268,000	136,513
China Water Affairs Group Ltd.	92,000	85,656
Citic Pacific Special Steel Group Co. Ltd.	40,800	123,086
CSPC Pharmaceutical Group Ltd.	804,000	803,617
ENN Energy Holdings Ltd.	54,400	899,162
Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,390	194,819
Genertec Universal Medical Group Co. Ltd.(a)	67,000	41,015
Guangdong Investment Ltd.	592,000	625,763
Haier Smart Home Co. Ltd., Class H	134,000	498,742
Industrial & Commercial Bank of China Ltd., Class A	1,634,800	1,165,976
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A(b)	13,600	70,378
Kweichow Moutai Co. Ltd., Class A	3,200	978,983
Longfor Group Holdings Ltd.(a)	272,000	1,293,671
Luzhou Laojiao Co. Ltd., Class A	5,400	199,364
Metallurgical Corp. of China Ltd., Class A	95,400	49,892
Ping An Insurance Group Co. of China Ltd., Class A	147,400	1,031,134

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	1,206,000	$8,301,191
Sany Heavy Industry Co. Ltd., Class A	80,400	229,503
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	214,400	250,402
Shanghai Baosight Software Co. Ltd., Class A	13,600	111,300
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	27,400	42,489
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	13,700	37,052
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,000	222,493
Shanghai Tunnel Engineering Co. Ltd., Class A	26,800	24,547
Shenzhou International Group Holdings Ltd.	53,600	654,220
Suofeiya Home Collection Co. Ltd., Class A	13,600	56,019
Tencent Holdings Ltd.	93,800	4,245,869
Valiant Co. Ltd.	13,600	42,458
Wuliangye Yibin Co. Ltd., Class A	19,300	583,670
Yankuang Energy Group Co. Ltd., Class A	13,800	81,408
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	27,600	32,451
Zhongsheng Group Holdings Ltd.	19,000	134,246
		29,914,925
Colombia — 0.2%
Grupo Argos SA	35,336	128,189
Grupo Nutresa SA	11,390	108,649
Interconexion Electrica SA ESP	84,420	416,877
		653,715
Denmark — 0.9%
Carlsberg A/S, Class B	10,050	1,284,417
Coloplast A/S, Class B	9,651	1,102,720
DSV A/S	4,020	565,282
Royal Unibrew A/S	3,752	333,920
Scandinavian Tobacco Group A/S, Class A(a)	12,216	239,469
		3,525,808
Finland — 0.3%
Huhtamaki Oyj	8,853	352,184
Olvi Oyj, Class A	2,010	67,930
Uponor Oyj	7,654	106,221
Valmet Oyj	25,192	620,814
		1,147,149
France — 4.2%
Equasens	402	32,117
Sanofi	105,744	10,663,862
Schneider Electric SE	45,828	5,460,657
		16,156,636
Germany — 5.2%
Atoss Software AG	402	51,139
Bechtle AG	4,020	165,120
Brenntag SE	10,321	675,800
Deutsche Boerse AG	14,353	2,410,252
Deutsche Wohnen SE	7,370	169,892
DIC Asset AG	9,304	102,945
Encavis AG	6,834	125,582
Fresenius Medical Care AG & Co. KGaA	18,930	948,414
Fresenius SE & Co.KGaA	37,121	1,128,913
FUCHS PETROLUB SE	4,690	114,985
Gerresheimer AG	1,876	122,554
LANXESS AG	7,108	256,554
LEG Immobilien SE	11,840	985,343
Nemetschek SE	1,474	89,673
SAP SE	80,951	7,378,716
Sirius Real Estate Ltd.	126,496	137,353
Security	Shares	Value

Germany (continued)
Stratec SE	268	$24,618
Symrise AG	4,693	511,843
TAG Immobilien AG	34,364	393,448
Vib Vermoegen AG	1,474	37,125
Vonovia SE	128,506	3,976,034
		19,806,303
Greece — 0.1%
Hellenic Telecommunications Organization SA	29,763	519,807
Sarantis SA	4,383	30,253
		550,060
Hong Kong — 3.9%
AIA Group Ltd.	777,200	8,492,126
CK Infrastructure Holdings Ltd.	67,000	411,577
CLP Holdings Ltd.	268,000	2,227,155
Hong Kong & China Gas Co. Ltd.	1,626,000	1,754,804
Kerry Logistics Network Ltd.	67,000	144,112
Swire Properties Ltd.	160,800	400,333
Techtronic Industries Co. Ltd.	134,000	1,399,247
		14,829,354
India — 2.4%
Aegis Logistics Ltd.	11,256	29,920
Asian Paints Ltd.	10,586	362,420
Balaji Amines Ltd.	2	73
Berger Paints India Ltd.	1,141	8,241
CRISIL Ltd.	1,088	45,413
Dr Lal PathLabs Ltd.(a)	678	18,612
Grindwell Norton Ltd.	950	20,312
Gujarat Gas Ltd.	2,436	12,944
Infosys Ltd.	268,268	4,986,167
KEC International Ltd.	2,594	12,888
Larsen & Toubro Infotech Ltd.(a)	1,629	82,422
LIC Housing Finance Ltd.	23,852	99,352
Page Industries Ltd.	268	136,612
Persistent Systems Ltd.	1,218	52,690
Pidilite Industries Ltd.	2,278	60,401
Power Grid Corp. of India Ltd.	674,729	1,815,878
Relaxo Footwears Ltd.	1,084	13,254
Reliance Industries Ltd.	20,234	668,114
Reliance Industries Ltd., GDR(a)	5,920	387,031
Schaeffler India Ltd.	857	24,926
Sundaram Finance Ltd.	2,278	50,888
Tata Elxsi Ltd.	402	41,793
UltraTech Cement Ltd.	2,680	191,058
ZF Commercial Vehicle Control Systems India Ltd.	136	13,328
		9,134,737
Indonesia — 0.5%
Bank Central Asia Tbk PT	3,753,800	1,827,874
Mayora Indah Tbk PT	549,400	77,076
		1,904,950
Ireland — 1.1%
CRH PLC	79,730	2,751,386
Kerry Group PLC, Class A	5,896	563,846
Smurfit Kappa Group PLC	30,552	1,030,276
		4,345,508
Italy — 3.3%
A2A SpA	315,230	401,140
ACEA SpA	8,047	119,290
Buzzi Unicem SpA	7,399	121,450
DiaSorin SpA	670	88,112

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enel SpA	1,745,786	$9,574,274
Interpump Group SpA	2,412	92,352
Iren SpA	89,914	196,721
Recordati Industria Chimica e Farmaceutica SpA	9,112	397,367
Reply SpA	670	81,506
Terna - Rete Elettrica Nazionale	182,181	1,432,350
		12,504,562
Japan — 19.1%
Aeon Delight Co. Ltd.	100	2,190
Aeon Mall Co. Ltd.	13,400	164,040
AGC Inc.	30,200	1,061,157
Aica Kogyo Co. Ltd.	13,400	280,510
Air Water Inc.	27,200	342,748
Alfresa Holdings Corp.	26,800	360,327
Astellas Pharma Inc.	160,800	2,508,752
Chiba Bank Ltd. (The)	93,800	513,433
COMSYS Holdings Corp.	26,800	510,200
DCM Holdings Co. Ltd.	40,200	308,024
EXEO Group Inc.	28,200	441,522
FUJIFILM Holdings Corp.	26,800	1,440,002
Fuyo General Lease Co. Ltd.	2,300	130,513
Hikari Tsushin Inc.	1,400	143,923
Hisamitsu Pharmaceutical Co. Inc.	13,400	346,384
Itochu Techno-Solutions Corp.	13,400	329,468
Kandenko Co. Ltd.	40,500	252,269
Kao Corp.	53,600	2,173,451
KDDI Corp.	174,200	5,493,286
Kobayashi Pharmaceutical Co. Ltd.	200	12,386
Kubota Corp.	53,600	803,255
Kurita Water Industries Ltd.	2,600	94,116
Lasertec Corp.	600	71,462
MCJ Co.Ltd.	13,400	86,964
Medipal Holdings Corp.	13,400	189,028
Mitsubishi Corp.	174,200	5,187,881
Mizuho Leasing Co. Ltd.	1,300	29,780
MonotaRO Co. Ltd.	13,400	199,843
Morinaga & Co. Ltd./Japan	1,500	48,064
Murata Manufacturing Co. Ltd.	40,200	2,187,978
NEC Networks & System Integration Corp.	16,500	223,483
Nichias Corp.	13,400	222,319
Nintendo Co. Ltd.	14,800	6,364,834
Nippon Gas Co. Ltd.	13,400	190,794
Nippon Sanso Holdings Corp.	13,600	217,752
Nippon Telegraph & Telephone Corp.	124,100	3,565,783
Nissan Chemical Corp.	13,400	618,509
Nisshin Seifun Group Inc.	26,800	313,642
Nitori Holdings Co. Ltd.	1,300	123,712
Nitto Denko Corp.	14,800	957,242
Nomura Real Estate Holdings Inc.	14,400	352,302
Nomura Research Institute Ltd.	14,800	397,181
NSD Co. Ltd.	13,400	234,078
NTT Data Corp.	26,800	371,792
Obic Co. Ltd.	1,000	142,206
Okinawa Electric Power Co. Inc. (The)	13,400	129,679
Open House Group Co. Ltd.	4,500	179,126
Otsuka Corp.	13,400	398,796
Paltac Corp.	200	6,215
Pan Pacific International Holdings Corp.	13,400	213,639
Raito Kogyo Co. Ltd.	13,400	183,113
SBI Holdings Inc/Japan	53,600	1,047,323
Security	Shares	Value

Japan (continued)
SCSK Corp.	13,600	$230,963
Sekisui House Ltd.	93,800	1,646,691
Seven & i Holdings Co. Ltd.	53,600	2,079,700
Shin-Etsu Chemical Co. Ltd.	29,300	3,293,640
Shin-Etsu Polymer Co. Ltd.	13,400	116,742
Shionogi & Co. Ltd.	14,800	755,369
Ship Healthcare Holdings Inc.	13,400	239,166
Sohgo Security Services Co. Ltd.	4,200	116,629
Sompo Holdings Inc.	41,000	1,810,885
Sony Group Corp.	26,800	2,185,721
Sumitomo Mitsui Financial Group Inc.	272,000	8,085,225
Sumitomo Realty & Development Co. Ltd.	26,800	707,485
Sundrug Co. Ltd.	13,400	299,673
TechnoPro Holdings Inc.	13,400	268,992
Terumo Corp.	26,800	810,728
TIS Inc.	13,400	352,564
Tokio Marine Holdings Inc.	93,800	5,469,660
Tokyo Century Corp.	4,500	149,500
Tokyo Tatemono Co. Ltd.	26,800	369,723
Unicharm Corp.	14,400	483,224
USS Co. Ltd.	26,800	464,499
Yakult Honsha Co. Ltd.	3,200	184,574
Yamaguchi Financial Group Inc.	53,600	294,389
Yamato Holdings Co. Ltd.	27,200	435,286
		73,017,504
Malaysia — 0.0%
Allianz Malaysia Bhd	13,600	39,743

Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,608,300	1,643,530
Arca Continental SAB de CV	67,000	441,458
Grupo Bimbo SAB de CV, Series A	55,000	178,789
Grupo Comercial Chedraui SA de CV	13,400	36,263
Orbia Advance Corp. SAB de CV	107,200	250,868
Qualitas Controladora SAB de CV	27,200	125,142
		2,676,050
Netherlands — 0.5%
IMCD NV	2,412	329,804
Wolters Kluwer NV	16,750	1,623,375
		1,953,179
New Zealand — 0.3%
EBOS Group Ltd.	14,506	352,913
Fisher & Paykel Healthcare Corp. Ltd.	38,860	484,106
Mainfreight Ltd.	4,422	192,767
Summerset Group Holdings Ltd.	16,658	99,791
		1,129,577
Norway — 0.1%
Borregaard ASA	5,628	91,996
Medistim ASA	542	15,545
TOMRA Systems ASA	8,040	150,894
		258,435
Philippines — 0.1%
International Container Terminal Services Inc.	81,740	273,683

Poland — 0.0%
Neuca SA	134	24,040

Portugal — 0.1%
Sonae SGPS SA	160,934	197,470

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	2,147	$121,934

South Korea — 0.1%
AfreecaTV Co. Ltd.	268	16,644
KIWOOM Securities Co. Ltd.	2,010	128,643
Kolmar BNH Co. Ltd.	1,206	25,065
LEENO Industrial Inc.	938	94,096
NAVER Corp.	1,072	199,957
NICE Information Service Co. Ltd.	3,128	34,805
SK Gas Ltd.	268	25,107
Youngone Corp.	1,760	52,250
		576,567
Spain — 2.3%
Iberdrola SA	821,181	8,549,647
Vidrala SA	1,340	97,340
Viscofan SA	5,700	314,474
		8,961,461
Sweden — 0.7%
AAK AB	11,256	183,663
Assa Abloy AB, Class B	56,959	1,215,507
Atrium Ljungberg AB, Class B	5,168	67,696
Bravida Holding AB(a)	23,740	206,923
Castellum AB	32,964	424,947
Catena AB	2,034	73,612
Heba Fastighets AB	4,154	16,987
Lifco AB, Class B	5,960	96,246
Platzer Fastigheter Holding AB, Class B	6,030	39,131
Swedish Match AB	51,322	523,615
		2,848,327
Switzerland — 12.4%
ALSO Holding AG, Registered	804	158,580
Berner Kantonalbank AG	938	212,233
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	33	336,007
Chocoladefabriken Lindt & Spruengli AG, Registered	3	314,565
Coca-Cola HBC AG, Class DI	21,976	489,662
DKSH Holding AG	4,020	332,629
Geberit AG, Registered	3,216	1,547,229
Givaudan SA, Registered	536	1,889,245
Logitech International SA, Registered	9,922	517,385
Nestle SA, Registered	105,470	12,326,561
Novartis AG, Registered	137,776	11,680,729
Partners Group Holding AG	2,680	2,420,300
Roche Holding AG, Bearer	2,278	881,581
Roche Holding AG, NVS	36,993	12,366,753
Siegfried Holding AG, Registered	134	85,817
Sika AG, Registered	6,298	1,453,813
Temenos AG, Registered	2,957	253,060
		47,266,149
Taiwan — 0.7%
Advantech Co. Ltd.	27,000	314,207
Chailease Holding Co. Ltd.	141,297	991,402
Elan Microelectronics Corp.	57,000	267,743
Parade Technologies Ltd.	3,000	116,792
Sigurd Microelectronics Corp.	136,000	237,977
Silergy Corp.	2,000	161,719
Sinbon Electronics Co. Ltd.	11,000	94,236
Taiwan Union Technology Corp.	174,000	328,872
Unimicron Technology Corp.	18,000	96,333
Security	Shares	Value

Taiwan (continued)
Voltronic Power Technology Corp.	2,000	$97,021
		2,706,302
Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	16,080	22,049

United Kingdom — 10.5%
Advanced Medical Solutions Group PLC	3,252	11,670
Ashtead Group PLC	17,554	738,471
B&M European Value Retail SA	150,214	672,249
BAE Systems PLC	362,938	3,674,382
Bunzl PLC	25,728	854,446
CareTech Holdings PLC	6,834	61,436
Clarkson PLC	2,948	107,630
Craneware PLC	1,876	42,019
Cranswick PLC	4,690	175,631
Croda International PLC	7,370	582,540
DCC PLC	11,394	708,895
Dechra Pharmaceuticals PLC	4,556	192,105
Diageo PLC	171,252	7,396,837
Diploma PLC	8,040	218,966
Drax Group PLC	40,784	320,134
EMIS Group PLC	6,039	137,028
Ferguson PLC	16,214	1,816,333
Focusrite PLC	952	11,865
Games Workshop Group PLC	4,020	327,273
Gamma Communications PLC	3,618	47,399
Genus PLC	3,216	98,184
GlobalData PLC	272	3,410
Grainger PLC	45,560	155,954
Halma PLC	10,988	269,779
Hargreaves Lansdown PLC	59,362	572,751
Hilton Food Group PLC	6,630	82,598
HomeServe PLC	24,087	343,643
Impax Asset Management Group PLC	13,400	98,357
Learning Technologies Group PLC	27,202	37,153
Liontrust Asset Management PLC	13,936	155,116
London Stock Exchange Group PLC	15,419	1,438,772
RELX PLC	160,264	4,351,384
RWS Holdings PLC	30,686	129,510
Sage Group PLC (The)	109,612	848,811
Sanne Group PLC(b)	8,624	95,112
Severn Trent PLC	31,008	1,029,471
Softcat PLC	7,236	116,479
Spectris PLC	10,050	332,952
Spirax-Sarco Engineering PLC	3,752	452,524
Treatt PLC	3,082	28,493
Ultra Electronics Holdings PLC	1,952	82,269
Unilever PLC	248,338	11,319,194
		40,139,225
Total Common Stocks — 99.3%
(Cost: $416,086,767)		379,864,777

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	9,648	$269,920

Total Preferred Stocks — 0.1%
(Cost: $354,583)		269,920

Total Long-Term Investments — 99.4%
(Cost: $416,441,350)		380,134,697

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	90,000	90,000

Total Short-Term Securities — 0.0%
(Cost: $90,000)		90,000

Total Investments in Securities — 99.4%
(Cost: $416,531,350)		380,224,697

Other Assets Less Liabilities — 0.6%		2,281,064
Net Assets — 100.0%		$382,505,761

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$400	(b)	$—		$(400)	$—	$—	—	$2,277	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	—		(280,000	)(b)	—	—	90,000	90,000	705		—
						$(400)	$—	$90,000		$2,982		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	1	09/15/22	$178	$(282)
MSCI EAFE Index	17	09/16/22	1,578	(10,835)
				$(11,117)

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$78,617,944	$301,246,833	$—	$379,864,777
Preferred Stocks	—	269,920	—	269,920
Money Market Funds	90,000	—	—	90,000
	$78,707,944	$301,516,753	$—	$380,224,697
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,117)	$—	$—	$(11,117)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

GDR	Global Depositary Receipt
NVS	Non-Voting Shares